Receivables - Allowance for Credit Losses Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivables, net	$ 19,428	$ 19,167
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	326	383	$ 374
Provision	44	53	72
Charge-offs, net of recoveries	(51)	(85)	(103)
Foreign currency translation and other	(20)	(25)	40
Ending balance	299	326	383
Ending balance: Individually evaluated for impairment	194	204	212
Ending balance: Collectively evaluated for impairment	105	122	171
Financing receivables, net	9,218	9,350	9,725
Ending balance: Individually evaluated for impairment	326	359	347
Ending balance: Collectively evaluated for impairment	8,892	8,991	9,378
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening balance	164	200	200
Provision	12	(5)	11
Charge-offs, net of recoveries	(18)	(15)	(15)
Foreign currency translation and other	1	(16)	4
Ending balance	159	164	200
Ending balance: Individually evaluated for impairment	125	135	164
Ending balance: Collectively evaluated for impairment	34	29	36
Financing receivables, net	10,081	9,749	10,001
Ending balance: Individually evaluated for impairment	278	314	540
Ending balance: Collectively evaluated for impairment	$ 9,803	$ 9,435	$ 9,461